JPMorgan Unconstrained Debt Fund Average Annual Total Returns - R2 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
ICE BOFA 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.25%	2.47%	1.77%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	4.39%	2.69%	2.52%
Class R2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.66%	1.46%	1.32%
Class R2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.58%	1.52%	1.39%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	5.04%	3.36%	3.21%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	5.16%	3.47%	3.29%